COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

The Company leases administrative and distribution facilities in Boca Raton, Florida pursuant to a 45 month non-cancelable operating lease expiring in 2013.  The lease stipulates, among other things, base monthly rents of $5,443 plus the Company’s share of monthly estimated operating expenses of $3,500 and sales tax.  The lease contains one renewal option for an additional two-year period.

The rental expense related to this lease totaled $84,114 and $77,570 for the nine months ended September 30, 2012 and 2011, respectively.  Future minimum rental payments through June 30, 2013 total $84,168.

NOTE M – COMMITMENTS AND CONTINGENCIES

The Company leases administrative and distribution facilities in Boca Raton, Florida pursuant to a forty-five month non-cancelable operating lease expiring in 2013.  The lease stipulates, among other things, base monthly rents of $5,443 plus the Company’s share of monthly estimated operating expenses of $3,500 and sales tax.  The lease contains one renewal option for an additional two-year period.

The rental expense related to this lease totaled $106,315 and $116,175 for the years ended December 31, 2011 and 2010.

As of December 31, 2011, future minimum rental payments are as follows:

Years Ending December 31,
2012	$111,725
2013	56,601
2014	-0-
2015	-0-
Thereafter	-0-
Total	$168,326

In December 2011, the Company paid approximately $245,000 to a non-affiliated third party for fees related to research and development of new products.  The Company believes that it could incur additional related fees up to $950,000 in 2012.